WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.8%
Education - 10.7%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	$2,000,000	$2,246,640
New Jersey State EDA Revenue, Provident Group, Montclair Properties, State University Housing Project, AGM	5.000%	6/1/42	5,000,000	5,789,400
New Jersey State EFA Revenue:
Series A	4.000%	7/1/50	3,000,000	3,064,020
Stevens Institute of Technology, Series A	5.000%	7/1/47	2,750,000	3,016,585
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series A	5.000%	12/1/27	1,750,000	2,149,315
Series A	5.000%	12/1/28	675,000	833,929
Subordinated, Series 1B	5.000%	12/1/44	1,080,000	1,141,128	(a)

Total Education				18,241,017

Health Care - 11.5%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project	5.000%	6/1/36	2,885,000	3,093,585
Bancroft Neurohealth Project	5.000%	6/1/41	1,325,000	1,406,302
Crane’s Mill Project	5.000%	1/1/49	2,000,000	1,895,420
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/39	1,750,000	2,082,658
St. Peter’s University Hospital	6.250%	7/1/35	3,000,000	3,100,410
University Hospital, Series A, AGM	5.000%	7/1/46	5,750,000	6,213,910
Valley Health System Obligated Group	5.000%	7/1/25	1,500,000	1,767,450

Total Health Care				19,559,735

Housing - 1.9%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,902,560
Provident Group, Kean Properties	5.000%	7/1/37	400,000	376,244
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	887,800

Total Housing				3,166,604

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 16.2%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	$675,000	$703,532	(a)
New Jersey State EDA Revenue, Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,000,000	2,110,160	(a)(b)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,506,692	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	5,000,000	5,416,250	(a)
United Airlines Project	5.500%	6/1/33	2,000,000	2,035,580	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	9,000,000	9,071,910
Salem County, NJ, PCFA Revenue, Chambers Project, Series A	5.000%	12/1/23	4,080,000	4,277,676	(a)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	400,000	466,344

Total Industrial Revenue				27,588,144

Leasing - 31.5%
New Jersey State EDA Revenue:
School Facilities Construction, Series DDD	5.000%	6/15/42	10,000,000	10,848,300
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	7,000,000	7,390,810
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,148,400
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A, Refunding	4.000%	7/1/32	6,500,000	6,817,850
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,000,000	1,113,310
Federal Highway Reimbursement, Refunding	5.000%	6/15/30	4,000,000	4,444,360
Transportation Program, Series AA	5.000%	6/15/37	1,000,000	1,116,700
Transportation Program, Series AA	5.250%	6/15/41	2,180,000	2,344,743
Transportation Program, Series AA	5.250%	6/15/43	2,000,000	2,234,540
Transportation Program, Series AA	5.000%	6/15/45	3,015,000	3,192,794
Transportation Program, Series AA	5.000%	6/15/46	10,000,000	10,921,100
Transportation System, Series A	5.250%	12/15/23	2,000,000	2,193,140

Total Leasing				53,766,047

Local General Obligation - 1.5%
Gloucester County, NJ, Improvement Authority County Guaranteed Loan Revenue, Rowan University Project	5.000%	7/1/44	2,110,000	2,606,504

See Notes to Schedule of Investments.

2	Western Asset New Jersey Municipals Fund 2020 Quarterly Report

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - 0.1%
New Jersey State EDA Revenue:
Department of Human Services, Pooled Financing	5.000%	7/1/22	$112,000	$112,437
Department of Human Services, Pooled Financing	5.200%	7/1/32	137,000	137,552

Total Other				249,989

Power - 0.5%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	350,000	244,125	*(c)
Series A	5.050%	7/1/42	80,000	55,800	*(c)
Series XX	5.250%	7/1/40	700,000	490,000	*(c)

Total Power				789,925

Special Tax Obligation - 3.1%
New Jersey State EDA Revenue, Cigarette Tax	5.000%	6/15/28	2,000,000	2,052,480
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	181,346
CAB, Restructured, Series A-1	0.000%	7/1/51	2,000,000	408,480
Restructured, Series A-1	4.550%	7/1/40	50,000	51,100
Restructured, Series A-1	5.000%	7/1/58	794,000	832,152
Restructured, Series A-2	4.329%	7/1/40	330,000	332,353
Restructured, Series A-2A	4.550%	7/1/40	480,000	490,560
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,000,000	919,640
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	100,000	95,899

Total Special Tax Obligation				5,364,010

State General Obligation - 6.8%
New Jersey State, GO, Various Purpose	5.000%	6/1/27	10,000,000	11,676,000

Transportation - 13.4%
Delaware River, PA & NJ, Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	308,987
Series A	5.000%	1/1/37	2,200,000	2,688,312
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,666,065	(a)
New Jersey State Turnpike Authority Revenue:
Series B	5.000%	1/1/40	5,955,000	7,117,595
Series G, Refunding	5.000%	1/1/35	2,000,000	2,424,640

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
Newark, NJ, Housing Authority Port Newark Marine Terminal Rental Revenue, Additional Newark Redevelopment Project, Refunding, NATL	5.250%	1/1/23	$2,130,000	$2,282,550
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	1,000,000	1,018,180
Consolidated Series 194, Refunding	5.000%	10/15/41	4,580,000	5,323,380	(d)

Total Transportation				22,829,709

Water & Sewer - 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	950,000	971,375

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $162,251,857)				166,809,059

SHORT-TERM INVESTMENTS - 1.3%
MUNICIPAL BONDS - 1.3%
Other - 1.3%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd. (Cost - $2,200,000)	0.130%	4/1/42	2,200,000	2,200,000	(e)(f)

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $95,446)	0.109%		95,446	95,446	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,295,446)				2,295,446

TOTAL INVESTMENTS - 99.1% (Cost - $164,547,303)				169,104,505
Other Assets in Excess of Liabilities - 0.9%				1,507,879

TOTAL NET ASSETS - 100.0%				$170,612,384

See Notes to Schedule of Investments.

4	Western Asset New Jersey Municipals Fund 2020 Quarterly Report

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)	The coupon payment on these securities is currently in default as of June 30, 2020.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2020, the total market value of investments in Affiliated Companies was $95,446 and the cost was $95,446 (Note 2).

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	25	9/20	$5,478,371	$5,453,906	$24,465

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

6

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$166,809,059	—	$166,809,059
Short-Term Investments†:
Municipal Bonds	—	2,200,000	—	2,200,000
Money Market Funds	$95,446	—	—	95,446

Total Short-Term Investments	95,446	2,200,000	—	2,295,446

Total Investments	$95,446	$169,009,059	—	$169,104,505

Other Financial Instruments:
Futures Contracts	$24,465	—	—	$24,465

Total	$119,911	$169,009,059	—	$169,128,970

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended June 30, 2020. The following transactions were effected in shares of such company for the period ended June 30, 2020.

	Affiliate Value at March 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$119,860	$1,117,270	1,117,270	$1,141,684	1,141,684	—	$23	—	$95,446

8